COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Accrual for future reclamation costs
Asset retirement obligation		$ 1,913	$ 1,913	$ 1,913	$ 2,144	$ 1,417
Environmental remediation obligations		$ 312	312	312	304	$ 331
Yanacocha
Accrual for future reclamation costs
Frequency of closure plan updates (in years)		5 years
Increase in asset retirement obligation		$ 429
Increase to the recorded asset retirement cost asset			351
Non-cash charge to reclamation expense				$ 1,003
Yanacocha | Maximum
Accrual for future reclamation costs
Modification period	3 years
Yanacocha | Reclamation and Remediation Charges
Accrual for future reclamation costs
Non-cash charge to reclamation expense			78
South America | Yanacocha
Accrual for future reclamation costs
Frequency of closure plan updates (in years)				5 years
Other current liabilities
Accrual for future reclamation costs
Reclamation obligation, current		$ 28	$ 28	$ 28	$ 60
Reclamation and remediation liabilities
Accrual for future reclamation costs
Range of reclamation and remediation liabilities upper limit					41.00%
Range of reclamation and remediation liabilities lower limit					0.00%